Trade receivables and other assets	12 Months Ended
Dec. 31, 2022
Trade receivables and other assets
Trade receivables and other assets

7. Trade receivables and other assets

Credit terms provided to customers are determined individually and are dependent on already existing customer relationships and the customer’s payment history.

Impairment

This table presents the reconciliation of the loss allowance provision for trade receivables.

	Year Ended December 31,
	2022	2021

	(€ in thousands)
Balance at beginning of period	263	183
Additions	252	96
Utilization	(123)	(4)
Reversal	(136)	(12)
Balance at end of period	256	263

Additions and reversal include changes in expected loss allowance which amounted to kEUR 56 and kEUR 86, respectively for fiscal year 2022 (2021: kEUR 55 and kEUR 46, respectively), and were recorded in other operating income and other operating expenses, respectively in the Company’s consolidated statements of comprehensive loss. Furthermore, reversals include recovery of trade receivables previously reserved against, which amounted to a gain of kEUR 50 for fiscal year 2022 (2021: KEUR 12).

Other assets include prepayments amounting to kEUR 467 as of December 31, 2022 (2021: kEUR 497) and advance payments made to suppliers amounting to kEUR 789 as of December 31, 2022 (2021: kEUR 521)